Accounts Receivable, Net (Details) - Schedule of Accounts Receivable	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,616,667	$ 1,101,045			$ 7,944,942
Less: Provision for credit losses	(225)	(29)	$ (189,671)	$ (24,236)	(241,959)	$ (30,918)	$ (189,016)
Accounts receivable, net	$ 8,616,442	$ 1,101,016			$ 7,702,983